Note 9 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current assets	$ 1,069,449	$ 952,458
Current assets	62,170	35,993
Total assets	1,131,619	988,451
Current liabilities	55,455	39,428
Voyage revenue	123,228	45,887
Net income	$ 9,495	$ 736